Share-Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended	0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2008	Mar. 31, 2014 2013 Long Term Incentive Plan	Mar. 31, 2013 Chief Executive Officer	Apr. 11, 2013 Officers And Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant				9,000,000	3,000,000
Shares granted term				10 years
Number of restricted stock unit, granted			102,117		0	60,000	42,117
Weighted average value, granted			$ 10.00			$ 10.00	$ 10.04
Restricted stock unit, vesting in period	15,750		258,000
Vesting term			Vest on the third anniversary of the grant date.
Share based compensation cost	$ 149,723	$ 190,498
Unrecognized share-based compensation cost	798,588		948,311
Unrecognized compensation costs, weighted-average recognition period	1 year 4 months 17 days		1 year 6 months 11 days
Share vested, total fair value	$ 780,000	$ 409,500